UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greylin Investment Management Inc
Address: 12490 Greylin Way

         Orange, VA  22960

13F File Number:  28-06705

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      D. Gregory Parkinson
Title:     President
Phone:     5406610191

Signature, Place, and Date of Signing:

     D. Gregory Parkinson     Orange, VA     January 30, 2012


Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     52

Form13F Information Table Value Total:     $282,587 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories         COM                 002824100     7847   139555 SH       SOLE                   139555
AeroVironment               COM                                478    15190 SH       SOLE                    15190
American Express            COM                 025816109      206     4375 SH       SOLE                     4375
Amgen Inc                   COM                                989    15408 SH       SOLE                    15408
Astrazeneca PLC             COM                               1388    29975 SH       SOLE                    29975
AT&T                        COM                 001957109      511    16898 SH       SOLE                    16898
Automatic Data Processing   COM                 053015103      664    12295 SH       SOLE                    12295
Berkshire Hathaway Cl A     COM                                230      200 SH       SOLE                      200
Berkshire Hathaway Class B  COM                 084670207    66163   867142 SH       SOLE                   867142
BP plc ADR                  COM                 055622104      406     9500 SH       SOLE                     9500
Bristol-Myers Squibb        COM                 110122108     1462    41500 SH       SOLE                    41500
Central Fund of Canada Cl A                     153501101     7497   382325 SH       SOLE                   382325
Chevron                     COM                 166764100      287     2700 SH       SOLE                     2700
cisco Systems               COM                 17275R102     4713   260690 SH       SOLE                   260690
Clorox                      COM                 189054109      209     3140 SH       SOLE                     3140
Coca Cola                   COM                 191216100    14567   208185 SH       SOLE                   208185
ConocoPhillips              COM                 20825C104    11740   161115 SH       SOLE                   161115
CSX Corporation             COM                               1726    81975 SH       SOLE                    81975
Diageo PLC ADR              COM                                365     4175 SH       SOLE                     4175
Dodge & Cox Balanced Fd                                        339     5025 SH       SOLE                     5025
Dominion Res Black Warrior  COM                 25746Q108      530    66375 SH       SOLE                    66375
Duke Energy                 COM                 264399106      306    13900 SH       SOLE                    13900
Enterprise Prods Ptn        COM                                283     6100 SH       SOLE                     6100
Exelon Corporation          COM                                758    17475 SH       SOLE                    17475
Exxon Mobil                 COM                 30231G102    32812   387112 SH       SOLE                   387112
First Industrial Realty     COM                                227    22225 SH       SOLE                    22225
General Electric            COM                 369604103      531    29673 SH       SOLE                    29673
Home Depot                  COM                 437076102     8026   190914 SH       SOLE                   190914
Honeywell Intl              COM                 438516106      729    13421 SH       SOLE                    13421
Illinois Tool Works         COM                                550    11775 SH       SOLE                    11775
Int'l Business Machines     COM                 459200101     1323     7196 SH       SOLE                     7196
Johnson & Johnson           COM                 478160104    21943   334592 SH       SOLE                   334592
Kraft Foods Cl A            COM                               8213   219842 SH       SOLE                   219842
Lilly Eli & Company         COM                 532457108    16107   387560 SH       SOLE                   387560
Lowe's Companies            COM                 548661107     1099    43310 SH       SOLE                    43310
M&T Bank                    COM                               2414    31625 SH       SOLE                    31625
McDonalds Corp              COM                 580135101      263     2625 SH       SOLE                     2625
Medtronic Inc               COM                               1290    33715 SH       SOLE                    33715
Merck & Co                  COM                 589331107    22606   599621 SH       SOLE                   599621
MSCI Japan i Shares                                            202    22200 SH       SOLE                2    2200
Pepsico                     COM                 713448108     3662    55192 SH       SOLE                    55192
Philip Morris Int'l         COM                                462     5887 SH       SOLE                     5887
Procter & Gamble            COM                 742718109      947    14200 SH       SOLE                    14200
Southern Company            COM                 842587107      206     4450 SH       SOLE                     4450
Texas Citizens Bank         COM                                172    16200 SH       SOLE                    16200
Texas Instruments           COM                 882508104      256     8784 SH       SOLE                     8784
U S Bancorp                 COM                 902973304     9414   348005 SH       SOLE                   348005
USG Corp                    COM                 903293405    12559  1236095 SH       SOLE                  1236095
Vanguard 500 Index Fd                                          462     4834 SH       SOLE                     4834
Wal-Mart                    COM                 931142103     3898    65230 SH       SOLE                    65230
Wells Fargo & Co            COM                 949746101     8011   290693 SH       SOLE                   290693
Zimmer Holdings             COM                                539    10090 SH       SOLE                    10090